Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 29,973	$ 98,283
Pledged bank deposits	116,531	167,185
Trade accounts and bills receivable, net	75,297	162,210
Inventories	90,220	270,812
Prepayments to suppliers	30,696	18,402
Other current assets	67,693	166,530
Assets classified as held for sale	0	511,541
Due from related parties	65,998	39,094
Deferred income tax assets, net	215	8,667
Total current assets	476,623	1,442,724
Property, plant and equipment, net	2,175,952	3,087,293
Deposits for purchases of property, plant and equipment and land use right	31,393	159,277
Land use rights	245,190	243,084
Prepayments to suppliers - non current	0	7,978
Pledged bank deposits - non-current	3,866	17,845
Investments in associates	7,578	10,996
Other non-current assets	102,438	34,488
Deferred income tax assets, net	4,059	20,529
Total assets	3,047,099	5,024,214
Current liabilities
Short-term borrowings and current portion of long-term borrowings	2,525,427	2,391,327
Bills payable	272,681	397,502
Trade accounts payable	273,712	308,960
Advance payments from customers, current portion	96,888	131,847
Accrued expenses and other payables	932,093	726,877
Liabilities directly associated with assets classified as held for sale	0	521,748
Due to related parties	57,882	19,116
Obligations under capital leases, current portion	34,055	41,698
PRC Notes	82,009	0
Convertible senior notes	1,616	23,779
RMB-denominated US$-settled senior notes	267,601	0
Redeemable preferred shares	387,816
Other financial liabilities	13,226	24,827
Deferred income tax liabilities - current portion	486	0
Total current liabilities	4,945,492	4,587,681
Long-term borrowings, excluding current portion	0	30,000
RMB-denominated US$-settled senior notes	0	259,513
Long-term PRC Notes	0	79,548
Obligations under capital leases, excluding current portion	45,905	41,730
Advance payments from customers - non-current	18,384	43,700
Other liabilities	139,484	158,874
Deferred income tax liability	215	2,638
Total liabilities	5,149,480	5,203,684
Redeemable Non-controlling Interests and Deficit
Redeemable non-controlling interests in the form of preferred shares	0	323,294
LDK Solar CO., Ltd. shareholders' equity (deficit)
Ordinary shares (US$0.10 par value; 499,580,000 shares authorized; 159,167,942 and 201,480,540 shares issued; 158,826,297 and 201,138,895 shares outstanding as of December 31, 2012 and 2013, respectively)	20,114	15,883
Additional paid-in capital	833,464	779,757
Statutory reserve	75,780	75,780
Accumulated other comprehensive income	216,883	212,715
Accumulated deficit	(3,211,626)	(1,568,481)
Total LDK Solar CO., Ltd. shareholders' equity (deficit)	(2,065,385)	(484,346)
Non-controlling interests	(36,996)	(18,418)
Total deficit	(2,102,381)	(502,764)
Commitments and contingencies
Total liabilities, redeemable non-controlling interests and deficit	$ 3,047,099	$ 5,024,214